CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Preferred Stock Exchanged for Common Shares and Warrants	Exchange of Class A and Class B Preferred Stock for Common Stock	Public Offering	Anti-Dilution Provision for Acquisition	Restricted Stock	Stock Options	Common Stock	Common Stock Exchange of Class A and Class B Preferred Stock for Common Stock	Common Stock Public Offering	Common Stock Anti-Dilution Provision for Acquisition	Class B Preferred Stock	Class B Preferred Stock Preferred Stock Exchanged for Common Shares and Warrants	Class B Preferred Stock Exchange of Class A and Class B Preferred Stock for Common Stock	Additional Paid-In Capital	Additional Paid-In Capital Preferred Stock Exchanged for Common Shares and Warrants	Additional Paid-In Capital Exchange of Class A and Class B Preferred Stock for Common Stock	Additional Paid-In Capital Public Offering	Additional Paid-In Capital Anti-Dilution Provision for Acquisition	Additional Paid-In Capital Restricted Stock	Additional Paid-In Capital Stock Options	Treasury Stock	Treasury Stock Preferred Stock Exchanged for Common Shares and Warrants	Due from Executive Officer	Accumulated Other Comprehensive Income	Accumulated Deficit	Non-controlling Interest	Wetpaint	Wetpaint Common Stock	Wetpaint Additional Paid-In Capital	Dijit	Dijit Additional Paid-In Capital	Choose Digital Inc.	Choose Digital Inc. Common Stock	Choose Digital Inc. Additional Paid-In Capital
Beginning balance at Jun. 30, 2013	$ (37,378)							$ 1				$ 0			$ 186,567							$ 0		$ (3,561)		$ (220,385)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(68,436)																									(68,436)
Compensation charge for warrants issued in connection with borrowing on line of credit	3,810														3,810
Preferred stock issued in exchange for $20M 8% Note and common shares	(363)											2,793			2,580							(5,736)
Preferred stock issued		$ (14,544)	$ 37,638						$ 7				$ 1,204	$ (3,997)		$ (13,843)	$ 41,628						$ (1,905)
Rescission of shares in exchange for warrants	0														3,450							(3,450)
Stock compensation expense in connection with issuance of preferred stock in exchange for convertible note, common shares and warrants	6,259														6,259
Extinguishment of embedded derivative within convertible debt	3,854														3,854
Extinguishment of a portion of common stock warrant liability	92														92
Shares issued for acquisition																												$ 31,554	$ 1	$ 31,553	$ 2,809	$ 2,809	$ 8,050	$ 2	$ 8,048
Loans converted to common stock				$ 31,812	$ 4,562					$ 4	$ 1							$ 31,808	$ 4,561
Purchase of common shares from former officer	(465)																					(465)
Interest income on note receivable from Executive Officer	(85)																							(85)
Payment of note receivable from Executive Officer	3,646																							3,646
Interest income on note receivable from shareholders	(1)														(1)
Accretion of Series A Convertible Redeemable Preferred Stock	352														352
Employee stock options share based compensation							$ 7,014														$ 7,014
Restricted stock - share based compensation	19,622														19,622
Ending balance at Jun. 30, 2014	39,802							16				0			340,163							(11,556)		0		(288,821)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(78,539)																									(78,539)
Loans converted to common stock				$ 12,459						$ 6								$ 12,453
Purchase of common shares from former officer	(360)																					(360)
Accretion of Series A Convertible Redeemable Preferred Stock	135														135
Undeclared Series C Preferred Stock Dividend	(468)														(468)
Common stock issued for services	208														208
Common stock issued in settlement of Blue Spike litigation	139														139
Share based compensation in connection with Securities Purchase Agreement	2,657														2,657
Employee stock options share based compensation							3,650														3,650
Restricted stock - share based compensation	24,649							1							24,648
Ending balance at Jun. 30, 2015	4,332							23				0			383,585							(11,916)		$ 0		(367,360)
Ending balance at Jun. 30, 2015	4,332							23				0			383,585							(11,916)			$ 0	(367,360)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(56,512)																									(56,512)
Shares issued for acquisition	2,781							2							1,755												1,024
Loans converted to common stock	4,112
Undeclared Series C Preferred Stock Dividend	(916)														(916)
Employee stock options share based compensation						$ 11,952	$ 380													$ 11,952	$ 380
Other comprehensive income	437																								437
Net loss attributable to non-controlling interest	1,246																									1,246	(1,246)
Common shares and warrants of DDGG issued for management service contracts	3,475																										3,475
Common stock issued to settle notes related to the DraftDay Business acquisition	824							1							823
Conversion of debt to common stock	4,112							9							4,103
Series A investment in DDGG	168																										168
Accretion of Series C Convertible Redeemable Preferred Stock	222														222
Series D Preferred Stock issued to settle notes related to the DraftDay Business acquisition	110											110
Ending balance at Mar. 31, 2016	$ (28,635)							$ 35				$ 110			$ 401,904							$ (11,916)			$ 437	$ (422,626)	$ 3,421